Note 1 - Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Business Description and Accounting Policies [Text Block]
Note
1
–
Business and Summary of Significant Accounting Policies

Nature of Business

The Coretec Group Inc. (the “Group”) (formerly
3DIcon
Corporation) (
“3DIcon”
) was incorporated on
August 11, 1995,
under the laws of the State of Oklahoma as First Keating Corporation. The articles of incorporation were amended
August 1, 2003
to change the name to
3DIcon
Corporation. During
2001,
First Keating Corporation began to focus on the development of
360
-degree holographic technology. From
January 1, 2001,
3DIcon's
primary activity has been the raising of capital in order to pursue its goal of becoming a significant participant in the development, commercialization and marketing of next generation
3D
display technologies.

Coretec Industries, LLC (“Coretec”), is a wholly owned subsidiary of the Group (collectively the “Company”). The Company is currently developing, testing, and providing new and/or improved technologies, products, and service solutions for energy-related industries including, but not
limited to oil/gas, renewable energy, and distributed energy industries. Many of these technologies and products also have application for medical, electronic, photonic, display, and lighting markets among others. Early adoption of these technologies and products is anticipated in markets for energy storage (Li-ion batteries), renewable energy (BIPV), and electronics (Asset Monitoring).

Reverse Acquisition

On
May 31, 2016,
the Group entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Coretec and four
Coretec members (the “Members”), which Members held all outstanding membership interests in Coretec. On
September 30, 2016 (
the “Closing Date”), the Group closed the transaction contemplated by the Share Exchange Agreement. Pursuant to the Share Exchange Agreement, the Members agreed to sell all their membership interests in Coretec to the Group in exchange for the Group's issuance of an aggregate
4,760,872
shares of the Group's Series B Convertible Preferred Stock to the Members (the “Exchange”). Coretec became a wholly owned subsidiary of the Group and the former Members beneficially owned approximately
65%
of the Group's common stock on a fully diluted basis on the Closing Date. Upon the closing of the Share Exchange Agreement, two
of the Group's Directors resigned and
three
new Directors associated with Coretec were nominated and elected, giving control of the board of directors to former Coretec Members.

Basis of Presentation

Under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the acquisition is treated as a “reverse acquisition” under the purchase method of accounting. The consolidated statements of operations herein reflect the historical results of Coretec prior to the completion of the reverse acquisition since it was determined to be the accounting acquirer, and do not
include the historical results of operations for
3DIcon
prior to the completion of the acquisition.
3DIcon's
assets and liabilities were consolidated with the assets and liabilities of Coretec as of the
September 30, 2016
consummation of the acquisition.

Principles of Consolidation

The consolidated balance sheets as of
December 31, 2020
and
2019
and the consolidated statements of operations and cash flows for the years then ended include the accounts of the Group and its wholly owned subsidiary, Coretec. Intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses and the disclosure of contingent assets and liabilities. Actual results could differ from the estimates and assumptions used.

Reclassification

Certain amounts in the prior period year balance sheet and statement of operations have been reclassified to conform to the presentation of the current year. These reclassifications were immaterial and had no
effect on the previously reported net loss.

Property and Equipment

Property and equipment is recorded at cost. Depreciation is recorded over the estimated useful lives using the straight-line method. Maintenance and repairs are expensed as incurred; major improvements and betterments are capitalized.

Patents

The Company acquired patents valued at
$1,400,000
in conjunction with the reverse acquisition discussed in Note
1.
As these intangible assets have finite lives based on the patents' expiration dates, they are amortized on a straight-line basis over their useful lives.

Goodwill

Goodwill was acquired with the reverse acquisition discussed in Note
1.
The Company evaluates the carrying value of goodwill on an annual basis and between annual evaluations if events occur or circumstances change that would more likely than not
reduce the fair value of goodwill below its carrying amount. When assessing whether goodwill is impaired, management considers first
a qualitative approach to evaluate whether it is more likely than not
the fair value of the goodwill is below its carrying amount; if so, management considers a quantitative approach by analyzing changes in performance and market-based metrics as compared to those used at the time of the initial acquisition. For the periods presented, no
impairment charges were recognized.

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and patents, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first
compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not
recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third
-party independent appraisals, as considered necessary.

Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instrument held by the Company:

Current assets and current liabilities
- The carrying value approximates fair value due to the short maturity of these items.

Notes payable
- The fair value of the Company's notes payable has been estimated by the Company based upon the liability's characteristics, including interest rates, embedded instruments and conversion discounts. The carrying value approximates fair value after taking into consideration the liability's characteristics.

Basic and Diluted Loss Per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of vested common shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other instruments to issue common stock were exercised or converted into common stock. The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2020	2019
Options	20,212,174	20,716,557
Warrants	2,190,000	570,000
Series A convertible preferred stock	115,000	115,000
Convertible debt	38,753,799	14,448,285
Total potentially dilutive shares	61,270,973	35,849,842

Research and Development

Research and development costs are expensed as incurred. Research and development costs amounted to approximately
$152,000
and
$149,000
for the years ended
December 31, 2020
and
2019,
respectively.

Income Taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's consolidated financial statements or tax returns. In estimating future tax consequences, the Company generally considers all expected future events other than enactments of changes in tax laws or rates. The effect on deferred tax assets and liabilities of a change in tax rates will be recognized as income or expense in the period that includes the enactment date. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company's tax benefits are fully offset by a valuation allowance due to the uncertainty that the deferred tax assets would be realized. Management considers the likelihood of changes by taxing authorities in its filed income tax returns and recognizes a liability for or discloses potential changes that management believes are more likely than not
to occur upon examination by tax authorities. Management has not
identified any uncertain tax positions in filed income tax returns that require recognition or disclosure in the accompanying consolidated financial statements.

Recent Accounting Pronouncements

The following is a summary of recent accounting pronouncements that are relevant to the Company:

In
January 2017,
the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU")
2017
-
04,
Intangibles
–
Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment
. This ASU simplifies the subsequent measurement of goodwill by eliminating Step
2
from the goodwill test. Under Step
2,
an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, an entity should measure goodwill impairment and test by comparing the fair value of a reporting unit with its carrying amount. The Company adopted this standard effective
January 1, 2020
and will apply the standard on a prospective basis. The adoption of this standard did not
have a material impact on its consolidated financial position and results of operations.

In
August 2020,
the FASB issued ASU
2020
-
06,
Debt with Conversion and Other Options (Subtopic
470
-
20
) and Derivatives and Hedging
—
Contracts in Entity
'
s Own Equity (Subtopic
815
-
40
).
This ASU simplifies the accounting for convertible instruments. The guidance removes certain accounting models which separate the embedded conversion features from the host contract for convertible instruments. As a result, after adopting ASU
2020
-
06,
the Company will
no
longer separately present the embedded conversion feature of its convertible debt within stockholders' equity and interest expense is expected to decrease due to the elimination of the related debt discount amortization. ASU
2020
-
06
is effective for the Company in the
first
quarter of
2024,
with early adoption permitted in the
first
quarter of
2021
and
may
be adopted using either a full or modified retrospective approach. The Company intends to adopt ASU
2020
-
06
under the modified retrospective approach for the
2021
fiscal year effective
January 1, 2021.
Adoption is expected to result in an approximate
$989,000
decrease in additional paid in capital from the derecognition of the beneficial conversion feature,
$863,000
increase in long term debt from the derecognition of the discount associated with the beneficial conversion feature and
$126,000
decrease to the opening balance of accumulated deficit, representing the cumulative interest expense recognized related to the amortization of the beneficial conversion feature.  The adoption and financial adjustments will be included in the Company's next reporting period.